Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables (content and service providers)	$ 12,448,407	$ 11,950,981
Accrued content acquisition and royalty costs	6,558,590	8,013,832
Other payables	1,253,641	1,473,667
Other accrued expenses	6,033,056	3,447,849
Taxes payable	2,465,949	1,164,127
Social security and taxes payable	92,331	106,822
Deferred purchase price	250,000	250,000
Total	$ 29,101,974	$ 26,407,278